Note 32 - Related Parties (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fundacao Zerrenner [member]
Statement Line Items [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by a related party	R$ 273.2	R$ 300.1
Recognised finance lease as assets	85.0
Annual lease payment	3.3
Fundacao Zerrenner [member] | Active employees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	238.4	264.3
Fundacao Zerrenner [member] | Retirees [member]
Statement Line Items [Line Items]
Expenses incurred by a related party	34.8	35.8
Anheuser-Busch, Inc [member]
Statement Line Items [Line Items]
Transfers under licence agreements from entity, related party transactions	2.0	2.8	R$ 2.0
Transfers under licence agreements to entity, related party transactions	R$ 431.6	R$ 369.1	R$ 374.0